SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED (Details)	Dec. 31, 2025
Vigorous Elite Holdings Limited [Member]
Effective ownership percentage	100.00%
Sereno Cloud Solution HK Limited [Member]
Effective ownership percentage	100.00%